VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET - Narrative (Details) - vessel	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Finance lease, number of leased assets	2	3
Finance lease, remaining lease term	7 years
Weighted average discount rate (percent)	7.50%
Minimum
Lessee, Lease, Description [Line Items]
Finance lease, remaining lease term		0 years
Maximum
Lessee, Lease, Description [Line Items]
Finance lease, remaining lease term		7 years